Nov. 30, 2015
Dreyfus California AMT-Free Municipal Cash Management
Dreyfus California AMT-Free Municipal Cash Management

November 30, 2015

DREYFUS TAX EXEMPT CASH MANAGEMENT

- Dreyfus California AMT-Free Municipal Cash Management

Supplement to Prospectus

dated June 1, 2015, As Revised November 30, 2015

Dreyfus California AMT-Free Municipal Cash Management

Until January 1, 2016, notwithstanding any contrary information contained in the prospectus, the fund will normally invest substantially all of its net assets in short-term, high quality municipal obligations that provide income exempt from federal and California state income taxes.  Thereafter, the fund will normally invest at least 80% of its net assets, plus any borrowings for investment purposes, in such municipal obligations, and may invest a portion of its assets in municipal obligations that do not pay income exempt from California state income taxes.